Exploration and Evaluation Assets (Schedule of Payment Requirements ) (Details)	12 Months Ended
Dec. 31, 2017 CAD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Total work commitment	$ 6,700,000
Total Lease payment	4,158,000
Total	10,858,000
2018 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Total work commitment	1,500,000
Total Lease payment	1,024,000
Total	2,524,000
2019 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Total work commitment	1,300,000
Total Lease payment	1,067,000
Total	2,367,000
2020 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Total work commitment	1,300,000
Total Lease payment	1,006,000
Total	2,306,000
2021 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Total work commitment	1,300,000
Total Lease payment	755,000
Total	2,055,000
2022 and onward [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Total work commitment	1,300,000
Total Lease payment	306,000
Total	$ 1,606,000